Revenues from contracts with customers	3 Months Ended
Mar. 31, 2021
Revenues from contracts with customers
Revenues from contracts with customers

4 Revenues from contracts with customers

in EUR k	Three Months Ended March 31, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	4,274	7,542	13	11,829
Sales of goods	276	—	—	276
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

Recognized over time	4,274	7,542	—	11,816
Recognized at a point in time	276	—	13	289
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

Geographical information
Europe	44	1,604	13	1,661
—Germany*	19	60	13	92
—Netherlands**	—	3	—	3
Middle East	3	4,415	—	4,418
—Saudi Arabia#	—	3,033	—	3,033
North America	4,503	620	—	5,123
—United States#	4,503	471	—	4,974
Latin America	—	746	—	746
Asia Pacific	—	157	—	157
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

(1)             Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the three months ended March 31, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Three Months Ended March 31, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,393	6,383	54,977	64,753
Sales of goods	205	—	2	207
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

Recognized over time	3,393	6,383	11,844	21,620
Recognized at a point in time	205	—	43,135	43,340
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

Geographical information
Europe	149	1,214	54,121	55,484
—Germany*#	—	53	52,345	52,398
—Netherlands**	—	2	1,768	1,770
Middle East	29	4,135	—	4,164
North America	3,405	464	780	4,649
Latin America	15	410	—	425
Asia Pacific	—	160	78	238
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2020 and 2021, respectively.

The Group collaborated with the majority of pharmaceutical partners on a worldwide basis in 2020 and 2021. In addition, in cases where pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally.  As a result, the Group allocates the revenues of the pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in the diagnostics segment and COVID-19 segments is based on the location of each customer.

Pharmaceutical segment

During the three months ended March 31, 2021, revenues from one pharmaceutical partner represented 4.7% of the Group's total revenues (the three months ended March 31, 2020: 26.4%).

COVID-19 segment

During the three months ended March 31, 2021, revenues from two COVID-19 partners represented 4.4% and 17.1% of the Group’s total revenues for the quarter (the three months ended March 31, 2020:  nil).

To support the expansion of test offerings, the Company acquired laboratory facilities and equipment, developed a Corona Test Portal and leased laboratory space at several locations in Germany. Additionally, COVID-19 testing capacity is provided through a custom-built CentoTruck, a mobile laboratory in a container setup to carry out the COVID-19 analysis. Total investments in COVID-19 testing as of March 31, 2021 amounted to approximately EUR 1,416k in property, plant and equipment (the three months ended March 31, 2020: EUR 30k). An amount of EUR 354k is included in intangible assets and relates to the development of the Corona Test Portal (the three months ended March 31, 2020: nil).